Note 7 - Investment in Associate (Details Textual) - CAD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Jul. 13, 2023	Jul. 12, 2023	Sep. 30, 2024	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Current assets				$ 13,316	$ 23,727
Non-current assets				107,645	113,151
Assets				120,961	136,878
Current liabilities				4,235	2,344
Profit (loss) from operating activities				(25,576)	(25,274)
Depreciation expense				331	202
General and administrative expense				8,315	7,477
Professional fees expense				2,015	3,833
Adjustments for share-based payments				2,298	3,287
Interest income (expense)				710	657
Profit (loss)				(27,347)	(30,449)
Other comprehensive income				(5,666)	(25,316)
Share of profit (loss) of associates accounted for using equity method				(1,458)	(116)
Profit (loss), attributable to owners of parent				$ (25,289)	(28,761)
NevGold Corp [member]
Statement Line Items [Line Items]
Purchase of equity, number of shares received (in shares)	4,109,589			10,000,000
Proportion of ownership interest in subsidiary	22.00%	17.60%		28.30%
Investments other than investments accounted for using equity method	$ 6,335			$ 6,700
Number of subsidiary shares held (in shares)				26,670,250
Current assets			$ 2,453
Non-current assets			15,669
Assets			18,122
Current liabilities			1,741
Non-current liabilities			3,446
Assets (liabilities)			12,935
Profit (loss) from operating activities			3,261
Accretion of rehabilitation provisions			53
Business development 1			435
Consulting fees and salaries			410
Depreciation expense			51
General and administrative expense			136
Transfer agent and listing fees			72
Professional fees expense			149
Adjustments for share-based payments			18
Interest income (expense)			6
Increase in non-controlling interest			174
Profit (loss)			3,273
Other comprehensive income			$ 3,037
Share of profit (loss) of associates accounted for using equity method				$ 1,767	147
Profit (loss), attributable to owners of parent				1,458
Gain (loss) on ownership dilution				$ 309	$ 31